Outstanding Loans and Leases - Home Loans Impaired Loans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Financing Receivable, Impaired [Line Items]
Percentage of Loans in Trial Modifications that Became Permanent Modifications	55.00%
Home Loans [Member]
Financing Receivable, Impaired [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 2,600
Financing Receivable, Modifications, Allowance	154
Real Estate Acquired Through Foreclosure	2,000		1,200
Unpaid Principal Balance	11,281
Carrying Value	9,411	[1]
Pre Modification Interest Rate	6.12%
Post Modification Interest Rate	5.33%
Net Charge-Offs	375
Residential Mortgage [Member] | Home Loans [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	23,203		14,086
Carrying Value	19,287		11,788
Related Allowance	1,295		1,154
Average Carrying Value	15,664		9,655
Interest Income Recognized	552	[2]	380	[2]
Unpaid Principal Balance	10,293
Carrying Value	8,872	[1]
Pre Modification Interest Rate	6.03%
Post Modification Interest Rate	5.28%
Net Charge-Offs	188
Residential Mortgage [Member] | Home Loans [Member] | Impaired Financing Receivable with No Related Allowance [Domain]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	10,907		5,493
Carrying Value	8,168		4,382
Average Carrying Value	6,285		4,429
Interest Income Recognized	233	[2]	184	[2]
Residential Mortgage [Member] | Home Loans [Member] | Impaired Financing Receivable with Related Allowance [Domain]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	12,296		8,593
Carrying Value	11,119		7,406
Related Allowance	1,295		1,154
Average Carrying Value	9,379		5,226
Interest Income Recognized	319	[2]	196	[2]
Home Equity [Member] | Home Loans [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	3,298		2,932
Carrying Value	1,776		1,721
Related Allowance	622		676
Average Carrying Value	1,799		2,002
Interest Income Recognized	57	[2]	44	[2]
Unpaid Principal Balance	899
Carrying Value	480	[1]
Pre Modification Interest Rate	7.05%
Post Modification Interest Rate	5.79%
Net Charge-Offs	184
Home Equity [Member] | Home Loans [Member] | Impaired Financing Receivable with No Related Allowance [Domain]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	1,747		1,411
Carrying Value	479		437
Average Carrying Value	442		493
Interest Income Recognized	23	[2]	21	[2]
Home Equity [Member] | Home Loans [Member] | Impaired Financing Receivable with Related Allowance [Domain]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	1,551		1,521
Carrying Value	1,297		1,284
Related Allowance	622		676
Average Carrying Value	1,357		1,509
Interest Income Recognized	34	[2]	23	[2]
Discontinued real estate | Home Loans [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	634		608
Carrying Value	399		395
Related Allowance	29		41
Average Carrying Value	395		389
Interest Income Recognized	14	[2]	15	[2]
Unpaid Principal Balance	89
Carrying Value	59	[1]
Pre Modification Interest Rate	7.42%
Post Modification Interest Rate	5.94%
Net Charge-Offs	3
Discontinued real estate | Home Loans [Member] | Impaired Financing Receivable with No Related Allowance [Domain]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	421		361
Carrying Value	240		218
Average Carrying Value	222		219
Interest Income Recognized	8	[2]	8	[2]
Discontinued real estate | Home Loans [Member] | Impaired Financing Receivable with Related Allowance [Domain]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	213		247
Carrying Value	159		177
Related Allowance	29		41
Average Carrying Value	173		170
Interest Income Recognized	6	[2]	7	[2]
Government Modifications [Member] | Home Loans [Member]
Financing Receivable, Impaired [Line Items]
Carrying Value	1,397	[1]
Government Modifications [Member] | Residential Mortgage [Member] | Home Loans [Member]
Financing Receivable, Impaired [Line Items]
Carrying Value	1,166	[1]
Government Modifications [Member] | Home Equity [Member] | Home Loans [Member]
Financing Receivable, Impaired [Line Items]
Carrying Value	220	[1]
Government Modifications [Member] | Discontinued real estate | Home Loans [Member]
Financing Receivable, Impaired [Line Items]
Carrying Value	$ 11	[1]

[1]	Includes other modifications such as term or payment extensions and repayment plans.
[2]	Interest income recognized includes interest accrued and collected on the outstanding balances of accruing impaired loans as well as interest cash collections on nonaccruing impaired loans for which the ultimate collectability of principal is not uncertain.